                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-09

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA            10/16/09
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total:     $633,155
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
----      ------------   -----------------------------
[Repeat as necessary.]

                        St. Denis J. Villere & Co., LLC
                                      13F
                               September 30, 2009

COLUMN 1                        COLUMN 2      COLUMN 3        COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7       Column 8
--------                     -------------- ----------- ------------------- -------- ---------- -------- -------------------
                                                                                                           Voting Authority
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
--------------               -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM            55027E 10 2   58,325  3,430,904 Sh                  OTHER         3,430,904
EURONET WORLDWIDE INC        COM            298736 10 9   36,805  1,531,640 Sh                  OTHER         1,531,640
EPIQ SYS INC                 COM            26882D 10 9   33,201  2,289,694 Sh                  OTHER         2,289,694
GULF ISLAND FABRICATION INC  COM            402307 10 2   28,754  1,534,391 Sh                  OTHER         1,534,391
PHI INC                      COM NON VTG    69336T 20 5   28,675  1,413,934 Sh                  OTHER         1,413,934
3-D SYS CORP DEL             COM NEW        88554D 20 5   28,500  3,087,804 Sh                  OTHER         3,087,804
PIONEER NAT RES CO           COM            723787 10 7   24,042    662,500 Sh                  OTHER           662,500
VARIAN MED SYS INC           COM            92220P 10 5   23,578    559,650 Sh                  OTHER           559,650
QUEST DIAGNOSTICS INC        COM            74834L 10 0   22,165    424,700 Sh                  OTHER           424,700
ABBOTT LABS                  COM            002824 10 0   21,431    433,203 Sh                  OTHER           433,203
AAR CORP                     COM            000361 10 5   20,269    923,825 Sh                  OTHER           923,825
O REILLY AUTOMOTIVE INC      COM            686091 10 9   19,616    542,777 Sh                  OTHER           542,777
SMUCKER J M CO               COM NEW        832696 40 5   17,945    338,525 Sh                  OTHER           338,525
MCDONALDS CORP               COM            580135 10 1   17,486    306,400 Sh                  OTHER           306,400
AMERICAN VANGUARD CORP       COM            030371 10 8   17,280  2,079,363 Sh                  OTHER         2,079,363
WELLS FARGO & CO NEW         COM            949746 10 1   11,397    404,442 Sh                  OTHER           404,442
ION GEOPHYSICAL CORP         COM            462044 10 8   11,322  3,216,400 Sh                  OTHER         3,216,400
BANK OF AMERICA CORPORATION  COM            060505 10 4   11,111    656,682 Sh                  OTHER           656,682
BALDOR ELEC CO               COM            057741 10 0   10,684    390,800 Sh                  OTHER           390,800
COLLECTIVE BRANDS INC        COM            19421W 10 0   10,675    615,993 Sh                  OTHER           615,993
CARTER INC                   COM            146229 10 9   10,667    399,500 Sh                  OTHER           399,500
NIC INC                      COM            62914B 10 0   10,061  1,131,750 Sh                  OTHER         1,131,750
SOUTHWESTERN ENERGY CO       COM            845467 10 9    8,722    204,350 Sh                  OTHER           204,350
CULLEN FROST BANKERS INC     COM            229899 10 9    8,194    158,675 Sh                  OTHER           158,675
HANCOCK HLDG CO              COM            410120 10 9    7,142    190,096 Sh                  OTHER           190,096
GOLDMAN SACHS GROUP INC      COM            38141G 10 4    7,005     38,000 Sh                  OTHER            38,000
BLOCK H & R INC              COM            093671 10 5    6,832    371,700 Sh                  OTHER           371,700
KANSAS CITY SOUTHERN         COM NEW        485170 30 2    6,826    257,700 Sh                  OTHER           257,700
FLOWERS FOODS INC            COM            343498 10 1    6,620    251,825 Sh                  OTHER           251,825
JPMORGAN CHASE & CO          COM            46625H 10 0    6,248    142,588 Sh                  OTHER           142,588
CERNER CORP                  COM            156782 10 4    5,961     79,686 Sh                  OTHER            79,686
TIDEWATER INC                COM            886423 10 2    5,703    121,100 Sh                  OTHER           121,100
WESTAR ENERGY INC            COM            95709T 10 0    5,280    270,650 Sh                  OTHER           270,650
JOHNSON & JOHNSON            COM            478160 10 4    5,131     84,270 Sh                  OTHER            84,270

                        St. Denis J. Villere & Co., LLC
                                      13F
                               September 30, 2009

EXXON MOBIL CORP             COM            30231G 10 2    5,100     74,333 Sh                  OTHER            74,333
HENRY JACK & ASSOC INC       COM            426281 10 1    5,044    214,900 Sh                  OTHER           214,900
PHI INC                      COM VTG        69336T 10 6    4,880    235,169 Sh                  OTHER           235,169
COCA COLA CO                 COM            191216 10 0    4,766     88,750 Sh                  OTHER            88,750
SCHLUMBERGER LTD             COM            806857 10 8    4,355     73,070 Sh                  OTHER            73,070
PROCTER & GAMBLE CO          COM            742718 10 9    4,099     70,775 Sh                  OTHER            70,775
MARCUS CORP                  COM            566330 10 6    3,499    273,600 Sh                  OTHER           273,600
FEDEX CORP                   COM            31428X 10 6    3,411     45,350 Sh                  OTHER            45,350
POOL CORPORATION             COM            73278L 10 5    3,283    147,736 Sh                  OTHER           147,736
VANTAGE DRILLING COMPANY     ORD SHS        G93205 11 3    2,948  1,610,800 Sh                  OTHER         1,610,800
ANNALY CAP MGMT INC          COM            035710 40 9    2,920    160,950 Sh                  OTHER           160,950
CISCO SYS INC                COM            17275R 10 2    2,812    119,476 Sh                  OTHER           119,476
CLECO CORP NEW               COM            12561W 10 5    2,390     95,300 Sh                  OTHER            95,300
BIO RAD LABS INC             CL A           090572 20 7    2,315     25,200 Sh                  OTHER            25,200
CHEESECAKE FACTORY INC       COM            163072 10 1    2,119    114,400 Sh                  OTHER           114,400
MICROSOFT CORP               COM            594918 10 4    2,089     81,205 Sh                  OTHER            81,205
SCOTTS MIRACLE GRO CO        CL A           810186 10 6    1,800     41,900 Sh                  OTHER            41,900
ZOLTEK COS INC               COM            98975W 10 4    1,687    160,700 Sh                  OTHER           160,700
BANK OF THE OZARKS INC       COM            063904 10 6    1,630     61,450 Sh                  OTHER            61,450
DST SYS INC DEL              COM            233326 10 7    1,526     34,068 Sh                  OTHER            34,068
AT&T INC                     COM            00206R 10 2    1,462     54,117 Sh                  OTHER            54,117
MARSH  & MCLENNAN COS INC    COM            571748 10 2    1,071     43,300 Sh                  OTHER            43,300
US BANCORP DEL               COM NEW        902973 30 4    1,059     48,450 Sh                  OTHER            48,450
LEGGETT & PLATT INC          COM            524660 10 7    1,018     52,464 Sh                  OTHER            52,464
COLGATE PALMOLIVE CO         COM            194162 10 3      918     12,039 Sh                  OTHER            12,039
SCHERING PLOUGH CORP         COM            806605 10 1      896     31,700 Sh                  OTHER            31,700
GRAINGER W W INC             COM            384802 10 4      894     10,000 Sh                  OTHER            10,000
DISNEY WALT CO               COM DISNEY     254687 10 6      750     27,300 Sh                  OTHER            27,300
CHEVRON CORP NEW             COM            166764 10 0      730     10,362 Sh                  OTHER            10,362
PFIZER INC                   COM            717081 10 3      717     43,310 Sh                  OTHER            43,310
BP PLC                       SPONSORED ADR  055622 10 4      576     10,822 Sh                  OTHER            10,822
INTERNATIONAL BUSINESS MACHS COM            459200 10 1      551      4,605 Sh                  OTHER             4,605
PEPSICO INC                  COM            713448 10 8      528      8,995 Sh                  OTHER             8,995
TRAVELERS COMPANIES INC      COM            89417E 10 9      443      9,000 Sh                  OTHER             9,000
PNC FINL SVCS GROUP INC      COM            693475 10 5      437      9,000 Sh                  OTHER             9,000
MERCK & CO INC               COM            589331 10 7      410     12,955 Sh                  OTHER            12,955
AFLAC INC                    COM            001055 10 2      400      9,350 Sh                  OTHER             9,350
CONOCOPHILLIPS               COM            20825C 10 4      397      8,799 Sh                  OTHER             8,799
3M CO                        COM            88579Y 10 1      386      5,234 Sh                  OTHER             5,234

                        St. Denis J. Villere & Co., LLC
                                      13F
                               September 30, 2009

ALLSTATE CORP                COM            020002 10 1      367     12,000 Sh                  OTHER            12,000
BAXTER INTL INC              COM            071813 10 9      342      6,000 Sh                  OTHER             6,000
BRISTOL MYERS SQUIBB CO      COM            110122 10 8      338     15,000 Sh                  OTHER            15,000
MORGAN STANLEY               COM NEW        617446 44 8      311     10,082 Sh                  OTHER            10,082
VERIZON COMMUNICATIONS INC   COM            92343V 10 4      295      9,762 Sh                  OTHER             9,762
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503 10 5      292      6,300 Sh                  OTHER             6,300
HOME DEPOT INC               COM            437076 10 2      250      9,400 Sh                  OTHER             9,400
ROYAL DUTCH SHELL PC         SPONS ADR A    780259 20 6      239      4,176 Sh                  OTHER             4,176
GENERAL ELECTRIC CO          COM            369604 10 3      209     12,700 Sh                  OTHER            12,700
KIMBERLY CLARK CORP          COM            494368 10 3      206      3,500 Sh                  OTHER             3,500
SHORE BANCSHARES INC         COM            825107 10 5      179     10,687 Sh                  OTHER            10,687
WHITNEY HLDG CORP            COM            966612 10 3      158     16,537 Sh                  OTHER            16,537
                                                         633,155